Commitments (Details Textual) - USD ($)			1 Months Ended
	Feb. 12, 2020	Dec. 20, 2019	Dec. 20, 2019	Mar. 31, 2020	Dec. 31, 2019
Commitments (Textual)
Deferred fees				$ 11,280,000	$ 11,280,000
Monthly rental payments		$ 19,000	$ 19,000
Lease expiration date		Jul. 13, 2021	Jul. 13, 2021
Right of use asset				266,640
Lease liability				$ 279,000
Sub-lease agreement	The Company entered into a sub-lease agreement, pursuant to which it will receive lease payments in the amount of $5,000 per month commencing on May 1, 2020 through July 1, 2021.